CONSOLIDATED BALANCE SHEETS (Parentheticals) ¥ in Thousands	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 $ / shares
Accounts receivable, allowance for credit loss | ¥	¥ 1,747		¥ 561
Prepayments and other current assets, allowance for credit losses | ¥	4,831		3,464
Other noncurrent assets, allowance for credit losses | ¥	¥ 4,912		¥ 5,544
Ordinary shares, shares issued	2,027,667,098		2,007,706,522
Ordinary shares, shares outstanding	2,027,667,098		2,007,706,522
Class A Ordinary Shares
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized (in shares)	4,500,000,000		4,500,000,000
Ordinary shares, shares issued	1,785,070,188		1,766,208,188
Ordinary shares, shares outstanding	1,671,855,018		1,651,894,442
Class B Ordinary Shares
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, shares authorized (in shares)	500,000,000		500,000,000
Ordinary shares, shares issued	355,812,080		355,812,080
Ordinary shares, shares outstanding	355,812,080		355,812,080